Securities (Realized Gains and Losses) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 28	$ 440
Available-for-sale Securities, Gross Realized Losses		7
Available-for-sale Securities, Gross Realized Gain (Loss)	28	433
Available-for-sale Securities Pledged as Collateral	18,500	50,400
Available For Sale Securities Pledged As Collateral Against Government Deposits		32,100
Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains		143
Available-for-sale Securities, book value		$ 8,600
Number of securities sold | security		4
Agency Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains		$ 68
Available-for-sale Securities, book value		$ 2,600
Number of securities sold | security		2
Corporate Bond Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	28	$ 3
Available-for-sale Securities, Gross Realized Losses		(3)
Available-for-sale Securities, book value	$ 500	$ 2,000
Number of securities sold | security	1	1
Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains		$ 13
Available-for-sale Securities, book value		$ 858
Number of securities sold | security		1
Municipal Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains		$ 213
Available-for-sale Securities, Gross Realized Losses		(4)
Available-for-sale Securities, book value		$ 5,700
Number of securities sold | security		17
Number of securities called | security		1